Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies (Details) [Line Items]
Accrued Interest	$ 359
Net of allowances for doubtful accounts	$ 9	$ 5
Total inventory write-offs during period		$ 14
Operating lease liabilities			$ 5,936
Percentage of marketing expenses				50.00%
Warrants excluded from calculation of diluted net income (loss) per share (in Shares)	877,195,000	802,159	731,542,000
Severance expenses	$ 1,195	$ 1,150	$ 1,065
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Annual Interest rate	0.73%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Annual Interest rate	2.16%